Note 5 - Share-based Compensation	12 Months Ended
Dec. 31, 2025
Notes to Financial Statements
Compensation and Employee Benefit Plans [Text Block]

Note 5. Share-Based Compensation

Issuance of Common Stock in exchange for Services

During the years ended December 31, 2025 and 2024, we issued 2,807,771 and 1,107,594 shares, respectively, to officers, consultants, and other third parties as payment of amounts owed for services provided to our company, and recorded an aggregate $557,000 and $284,000, respectively, in selling general and administrative expense related to these issuances.

Payment of Officer Salaries

During the year ended December 31, 2025, certain of our officers agreed to convert an aggregate $237,000 of accrued and unpaid salary into 1,348,144 shares of our common stock.  The unpaid salary is converted on the last day of each quarter as follows: on December 31, 2025, officers agreed to convert $134,000 of accrued and unpaid salary into 808,908 shares of our common stock at $0.18 per share; on   September 30, 2025, we issued 177,235 shares of our common at $0.17 per share in lieu of $30,000 of accrued and unpaid obligations to two officers.  On  June 30, 2025, we issued 350,751 shares of our common at $0.21 per share in lieu of $70,000 of accrued and unpaid obligations to two officers. On  March 31, 2025, we issued 11,250 shares of our common at $0.28 per share in lieu of $3,000 of accrued and unpaid obligations to an officer.

During the year ended  December 31, 2024, certain of our officers agreed to convert an aggregate $13,000 of accrued and unpaid salary into 57,666 shares of our common stock.  The unpaid salary is converted on the last day of each quarter as follows: on  December 31, 2024, an officer agreed to convert $4,000 of accrued and unpaid salary into 16,579 shares of our common stock at $0.19 per share; on    September 30, 2024, an officer agreed to convert an aggregate $9,000 of accrued and unpaid salary into 41,087 shares of our common stock at $0.23 per share.  There were no shares of our common stock issued in exchange for unpaid salary during the three months ended  June 30, 2024, or  March 31, 2024.

Payment of Consultant and Vendor Fees

During the year ended December 31, 2025, we issued 1,459,627 shares of our common stock in lieu of  $320,000 accrued and unpaid obligations to consultants and vendors. The unpaid obligations were converted on the last day of each quarter as follows: on December 31, 2025, we issued 539,236 shares of our common stock at $0.17 per share in lieu of $94,000 of accrued and unpaid obligations; on  September 30, 2025, we issued 147,059 shares of our common at $0.18 per share in lieu of $25,000 of accrued and unpaid obligations to consultants and vendors. On  June 30, 2025, we issued 564,252 shares of our common at $0.25 per share in lieu of $143,000 of accrued and unpaid obligations to consultants and vendors. During the three months ended  March 31, 2025, we issued 209,080 shares of our common at $0.27 per share in lieu of $58,000 of accrued and unpaid obligations to consultants and vendors.

During the year ended  December 31, 2024, we issued 1,049,928 shares of our common stock $271,000 accrued and unpaid obligations to consultants and vendors. The unpaid obligations were converted on the last day of each quarter as follows: on  December 31, 2024, we issued 94,126 shares of our common stock at $0.19 per share in lieu of $18,000 of accrued and unpaid obligations; on   September 30, 2024, we issued 219,816 shares of our common stock at $0.23 per share in lieu of $54,000 of accrued and unpaid obligations; on   June 30, 2024, we issued 446,989 shares of our common stock at $0.26 per share in lieu of $116,000 of accrued and unpaid obligations; on  March 31, 2024, we issued 288,997 shares of our common stock at $0.35 per share in lieu of $83,000 of accrued and unpaid obligations.

All of these offerings and sales were made in reliance on the exemption from registration contained in Section 4(2) of the Securities Exchange Act and/or Regulation D promulgated thereunder as not involving a public offering of securities, or involved shares registered pursuant to our 2024 Equity Plan.

Stock Option Expense

During the years ended December 31, 2025 and 2024, we recorded an aggregate $2,965,000 and $2,063,000, respectively, in selling general and administrative expense related to the granting of stock options. We issued options through our 2024 Equity Incentive Plan, 2018 Equity Incentive Plan, and outside of these plans.  Of the aggregate amount issued during the years ended December 31, 2025 and 2024, $1,203,000 and $528,000, respectively, were issued by our subsidiary Clyra Medical (see Note 10).

2024 Equity Incentive Plan

On  June 13, 2024, our stockholders adopted the BioLargo 2024 Equity Incentive Plan (“2024 Plan”) as a means of providing our directors, key employees, and consultants additional incentive to provide services. Both stock options and stock grants  may be made under this plan for a period of 10 years. It is set to expire on its terms on  June 13, 2034. Our Board of Director’s Compensation Committee administers this plan. As plan administrator, the Compensation Committee has sole discretion to set the price of the options. The plan authorizes the following types of awards: (i) incentive and non-qualified stock options, (ii) restricted stock awards, (iii) stock bonus awards, (iv) stock appreciation rights, (v) restricted stock units, and (vi) performance awards. The number of shares available to be issued under the 2024 Plan increases automatically on  January 1 of each year by the lesser of (a) 2 million shares, or (b) such number of shares determined by our Board. As of December 31, 2025, 42,000,000 shares are authorized under the plan, and 25,206,986 remain available for grant.

Activity for our stock options under the 2024 Plan during the years ended  December 31, 2025 and 2024, is as follows:

	Options outstanding	Weighted average price per share	Weighted average remaining life	Aggregate intrinsic Value(1)
Balance, December 31, 2023	—	$—
Granted	5,493,920	$0.23
Balance, December 31, 2024	5,493,920	$0.23
Granted	11,299,094	$0.20
Balance, December 31, 2025	16,793,014	$0.21	9.1	32,000
Non-vested	(4,351,214)	$0.17
Vested, December 31, 2025	12,441,800	$0.22	9.1	32,000

(1) – Aggregate intrinsic value based on closing common stock price of $0.18 at December 31, 2025.

The options granted to purchase 11,299,094 shares during the year ended December 31, 2025 with an aggregate fair value of $1,925,000 were issued to board of directors, employees and consultants and the per share exercise price ranged between $0.17 and $0.28: (i) we issued options to purchase 1,750,369 shares of our common stock to members of our board of directors for services performed, in lieu of cash, and the fair value of these options totaled $311,000; (ii) we issued options to purchase 4,182,205 shares of our common stock to employees as part of employee retention plans, and the fair value of employee retention plan options totaled $730,000 and vest over time or based on performance metrics; (iii) we issued options to purchase 5,066,520 shares of our common stock to consultants in lieu of cash for expiring options and for services performed, and the fair value of these options totaled $817,000; and (iv) we issued options to purchase 300,000 shares of our common stock to our Chief Financial Officer with a fair value of $67,000 for extension of agreements. All stock option expense is recorded on our consolidated statements of operations as selling, general and administrative expense.

As of  December 31, 2025, there remains $760,000 of stock option expense to be expensed over the next four years.

Extension of Agreement with Chief Financial Officer

On  January 31, 2025, the Engagement Agreement with our Chief Financial Officer Charles K. Dargan, II automatically extended for a one-year period to expire  January 31, 2026 (the “2025-26 Term”). As the sole compensation for the 2025-26 Term, Mr. Dargan was issued an option (“Option”) to purchase 300,000 shares of the Company’s common stock. The Option vests over the period of the extended term in monthly installments of 25,000 shares, so long as the agreement is in full force and effect. The Option is exercisable at $0.2536 per share, the closing price of BioLargo’s common stock on the last trading day of  January 2025, expires ten years from the grant date, and was issued pursuant to the Company’s 2024 Equity Incentive Plan.

On  August 13, 2024, we and our Chief Financial Officer Charles K. Dargan, II agreed to extend the term of his engagement agreement dated  February 1, 2008 (the “Engagement Agreement”, which had been previously extended multiple times), pursuant to which Mr. Dargan has been and continues to serve as our Chief Financial Officer. The Engagement Extension Agreement dated as  August 13, 2024 (the “Engagement Extension Agreement”) expires  January 31, 2025 (the “Extended Term”), at which time the agreement will automatically renew for subsequent one-year periods.  As the sole compensation for the Extended Term, Mr. Dargan was issued an option (“Option”) to purchase 300,000 shares of the Company’s common stock (this issuance is included in the total identified in (iv) above). The Option vested over the period of the Extended Term in monthly installments of 25,000 shares, so long as the agreement was in full force and effect. The Option was exercisable at $0.24 per share, the closing price of BioLargo’s common stock on the  August 13, 2024, grant date, expires ten years from the grant date, and was issued pursuant to the Company’s 2024 Equity Incentive Plan. The Option was Mr. Dargan’s sole compensation for the Extended Term. As was the case in all prior terms of his engagement, there was no cash component of his compensation for the Extended Term. Mr. Dargan is eligible to be reimbursed for business expenses he incurred in connection with the performance of his services as the Company’s Chief Financial Officer (although he has made no such requests for reimbursement in the past). All other provisions of the Engagement Agreement not expressly amended pursuant to the Engagement Extension Agreement remained the same, including provisions regarding indemnification and arbitration of disputes. Upon each renewal of the agreement, Mr. Dargan will be issued an option to purchase 300,000 shares, at an exercise price equal to the closing price of the Company’s common stock on the prior business day, vesting over one year.

2018 Equity Incentive Plan

On June 22, 2018, the BioLargo 2018 Equity Incentive Plan (“2018 Plan”) was adopted as a means of providing our directors, key employees and consultants additional incentive to provide services. Both stock options and stock grants could be issued under this plan for a period of 10 years. It is set to expire on its terms on June 22, 2028. Our Board of Director’s Compensation Committee administers this plan. As plan administrator, the Compensation Committee had sole discretion to set the price of the options. The plan authorized the following types of awards: (i) incentive and non-qualified stock options, (ii) restricted stock awards, (iii) stock bonus awards, (iv) stock appreciation rights, (v) restricted stock units, and (vi) performance awards. The 2018 Plan closed in June 2024 with 9,343,614 shares unissued.

Activity for our stock options under the 2018 Plan during the years ended  December 31, 2025 and 2024, is as follows:

		Weighted	Weighted
		Average	Average	Aggregate
	Options	Price per	remaining	Intrinsic
	Outstanding	share	term	Value(1)
Balance, December 31, 2023	41,108,448	$0.19
Granted	1,547,938	$0.30
Exercised	(485,000)	$0.15
Balance, December 31, 2024	42,171,386	$0.19
Exercised	(566,951)	$0.16
Balance, December 31, 2025	41,604,435	$0.19	5.8	$499,000
Non-vested	(1,934,723)	$0.22
Vested, December 31, 2025	39,669,712	$0.19	5.7	$493,000

(1) – Aggregate intrinsic value based on closing common stock price of $0.18 at December 31, 2025.

During 2025, an option holder elected to exercise 566,951 options using the cashless exercise option in exchange for 265,800 shares of our common stock.

As of December 31, 2025, there remains $334,000 of stock option expense to be expensed over the next three years.

The options granted to purchase 1,547,938 shares during the year ended   December 31, 2024 with an aggregate fair value of $418,000 were issued to board of directors, employees and consultants: (i) we issued options to purchase 267,746 shares of our common stock to members of our board of directors for services performed, in lieu of cash; the exercise price on the respective grant date was $0.35 per share and the fair value of these options totaled $85,000; (ii) we issued options to purchase 735,351 shares of our common stock to employees as part of employee retention plans or per an employment agreement; the exercise price on the respective grant date was between $0.17 and $0.35 per share and the fair value totaled $173,000 and vest over time or based on performance metrics; and (iii) we issued options to purchase 544,841 shares of our common stock to replace expiring options; the exercise price on the respective grant date was $0.35 per share and the fair value of these options totaled $160,000.  All stock option expense is recorded on our consolidated statements of operations as selling, general and administrative expense.

2007 Equity Incentive Plan

On September 7, 2007, and as amended April 29, 2011, we adopted the 2007 Equity Incentive Plan (“2007 Plan”) as a means of providing our directors, key employees and consultants additional incentive to provide services. Both stock options and stock grants could be made under this plan for a period of 10 years, which expired on September 7, 2017. The Board’s Compensation Committee administered this plan. As plan administrator, the Compensation Committee had sole discretion to set the price of the options. As of September 2017, the Plan was closed to further stock option grants.

Activity for our stock options under the 2007 Plan for the years ended December 31, 2025 and 2024 is as follows:

		Weighted	Weighted
		Average	Average	Aggregate
	Options	Price per	remaining	intrinsic
	Outstanding	share	term	Value(1)
Balance, December 31, 2023	1,564,085	$0.61
Expired	(406,585)	0.61
Balance, December 31, 2024	1,157,500	$0.53	1.0
Expired	(777,500)	0.48
Balance, December 31, 2025	380,000	$0.63	1.0	$—

(1) – Aggregate intrinsic value based on closing common stock price of $0.18 at December 31, 2025.

Non-Plan Options issued

Activity of our non-plan stock options issued for the years ended December 31, 2025 and 2024 is as follows:

		Weighted	Weighted
	Non-plan	average	Average	Aggregate
	Options	price per	remaining	intrinsic
	outstanding	share	term	value(1)
Balance, December 31, 2023	17,375,044	$0.39
Granted	85,251	$0.23
Exercised	(463,882)	$0.17
Expired	(1,308,771)	$0.46
Balance, December 31, 2024	15,687,642	$0.40
Granted	444,921	$0.19
Expired	(2,093,434)	$0.41
Balance, December 31, 2025	14,039,129	$0.39	1.8	35,000
Non-vested	(250,000)	$0.18
Vested, December 31, 2025	13,789,129	$0.39	1.8	$35,000

(1) – Aggregate intrinsic value based on closing common stock price of $0.18 at December 31, 2025.

During the year ended December 31, 2025, we issued options to purchase an aggregate 444,921 shares of our common stock at exercise prices ranging between $0.18 and $0.28 per share to vendors for fees for services. The fair value of the options issued totaled an aggregate $72,000 and is recorded in our selling, general and administrative expense.

As of December 31, 2025, there is a total of $39,000 unvested fair value that will expense in the next two years.

During the year ended  December 31, 2024, we issued options to purchase an aggregate 85,251 shares of our common stock at exercise prices ranging between $0.23 and $0.26 per share to vendors for fees for services. The fair value of the options issued totaled an aggregate $18,000 and is recorded in our selling, general and administrative expense.